Description of Plan	12 Months Ended
Dec. 31, 2025
Employees' 401(k) Savings and Investment Plan
Description of Plan
Description of Plan

1. Description of Plan

The following description of Saga Communications, Inc. Employees’ 401(k) Savings and Investment Plan (the “Plan”) provides only general information. Saga Communications, Inc. (the “Company”) is the plan sponsor. Participants should refer to the summary plan description for more complete information.

General

The Plan is a defined contribution plan which includes, as participants, all eligible employees who have completed 90 days of employment and reached the age of twenty-one.  All newly hired eligible employees are automatically enrolled to defer 3% of their pay unless they choose a different amount.  The Plan is administered by the Company and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Principal Financial Group (“Principal”) is the Plan’s trustee and recordkeeper.  The plan administrator has overall responsibility for the operation and administration of the Plan.

Contributions

Contributions to participants’ accounts are effected through voluntary payroll deductions. Participants may contribute 1% - 50% of their compensation. Annual contributions for each participant are subject to the participation and discrimination standards of Internal Revenue Code Section 401(k).  Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions.  Participants are able to designate all or a portion of their 401(k) elective deferral contributions as pre-tax elective deferral contributions or Roth elective deferral contributions.  No reduction was required for corrective distributions of excess contributions and related earnings for the years ended December 31, 2025 and 2024, in order to meet the necessary compliance requirements under ERISA and IRS rules.  If any refunds were made for 2025 and 2024 they would be presented in the statement of changes in net assets available for benefits for the related year.

Upon enrollment, a participant may direct their contributions to any of the Plan’s fund options.

The Company may make discretionary matching contributions to the Plan, which are contributed in the form of Saga Communications, Inc. Class A Common Stock. The participant may immediately transfer those dollars to other investment options.

For the 2025 and 2024 plan years, the Company made discretionary contributions of $305,874 and $290,728, respectively, which was allocated to participants up to a maximum of 25% of the first 7.5% of qualified earnings contributed by the participant for the related plan year, not to exceed $1,200 for those participants employed at the end of the 2025 and 2024 plan year.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and allocations of the Company’s discretionary contributions and Plan earnings. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.

Vesting

Participants are immediately vested in their contributions and the employer discretionary match plus actual earnings thereon.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Loan terms range from 1-5 years or up to 15 years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account, and bear interest at a rate as determined by the Plan Administrator which approximates the prime interest rate in effect on the first business day of the calendar quarter in which the loan originates plus 1%.  The current range of interest rates for outstanding notes receivable from participants is 4.25% - 9.5%.  Principal and interest are paid ratably through payroll deductions and are credited to the participant’s account.

Distributions

Participants or their beneficiaries may receive distributions of their account balances upon the earlier of reaching age 59-1/2, death or termination of service, as defined in the Plan. Further, the Plan Administrator may permit a participant who experiences a qualified financial hardship, as defined in the Plan, to receive a distribution of a portion of the participant’s account balance. Such distributions are generally made in a lump sum and the Plan allows for self-certification of such qualified hardships.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provision of ERISA.

Administrative Expenses

Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses paid by the Company are excluded from these financial statements. Fees related to the administration of participant distributions are charged directly to the participant’s account and are reported as part of benefit payments.  Total administrative expenses for December 31, 2025 and 2024 were $41,506 and $38,239, respectively.  Investment-related expenses are included in net appreciation of fair value of investments. Personnel and facilities of the Company have been used by the Plan for its accounting and other activities at no charge to the Plan.

The Plan also receives fee concessions from administrative providers which are reported as part of investment income. These funds are allocated to participant accounts and reported as part of the appreciation in their investments. Total fee concessions for December 31, 2025 and 2024 were $45,385 and $47,792, respectively.